INDEX PLUS FUND, INC.










ANNUAL REPORT
December 31, 2002






















Index Plus Fund, Inc.
2820 Hanover Avenue
Dallas, Texas 75225
1-866-819-3174




Dear shareholder of Index Plus Fund, Inc.,

The Fund became effective with the SEC on December 26, 2002 with a Net Asset Value per share of $20.0616 and began investment operations on December 27, 2002.

The Fund ended the year on December 31, 2002 with a Net Asset Value per share of $20.2112, after declaring and distributing a dividend of $312.44($0.0625 per share), representing all net investment income.

For the period December 26, 2002 through December 31, 2002 the Fund's total return was 1.06% versus the S&P 500 of (-1.11%), an outperformance of 2.17%.


Sincerely,


Laura S. Adams
President





















INDEX PLUS FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


ASSETS
   Investment securities, at fair value(cost $100,007)$    101,064
   Receivables:
      Dividends                                                  9
                                                       -----------
              Total assets                                 101,073
                                                       -----------
LIABILITIES
   Accounts Payable:
      Advisory fees                                             17
                                                       -----------
              Total assets                                      17
                                                       -----------

NET ASSETS -
 (Equivalent to $20.21 per share based on 5,000 shares
   of common stock outstanding;  500,000,000 shares
   authorized,$0.001 par value                         $    101,056
                                                       ============

NET ASSETS CONSIST OF:
  Common stock, $0.001 par value; 500,000,000 shares
    authorized; 5,000 shares issued and outstanding    $          5
  Paid-in capital                                            99,995
Net unrealized appreciation of investments                    1,056

Net assets                                             $    101,056
                                                       ============





See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002


DESCRIPTION                                        SHARES       MARKET VALUE
-----------                                        ------       ------------

COMMON STOCKS - 96.25%

Capital Goods - 4.38%
   Tyco                                               259       $      4,424


Consumer Discretionary - 3.99%
   Disney                                             247              4,029


Consumer Staples - 16.16%
   Gillette                                           134              4,068
   Home Depot                                         169              4,059
   Lowes                                              109              4,088
   Walgreen                                           141              4,116
                                                                    --------
                                                                      16,331


Energy - 4.02%
   Conoco-Phillips                                     84              4,065


Financial - 19.69%
   Fannie Mae                                          61              3,924
   Fifth Third Bancorp                                 69              4,040
   Goldman Sachs                                       59              4,018
   Merrill Lynch                                      103              3,909
   Washington Mutual                                  116              4,005
                                                                    --------
                                                                      19,896


Healthcare/Pharmaceutical - 24.33%
   Abbott                                             111              4,440
   Amgen                                               81              3,916
   Medtronic                                           88              4,013
   Pharmacia                                          100              4,180
   Schering Plough                                    182              4,040
   Wyeth                                              107              4,002
                                                                    --------
                                                                      24,591







- Continued -
INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS, continued

DECEMBER 31, 2002


DESCRIPTION                                        SHARES       MARKET VALUE
-----------                                        ------       ------------

Technology/Telecommunications - 23.68%
   AOL/Time Warner Inc.                               315       $      4,127
   Comcast                                            169              3,983
   Dell                                               149              3,984
   Hewlett Packard                                    223              3,871
   Oracle                                             377              4,072
   Qualcomm                                           107              3,894
                                                                    --------
                                                                      23,931
                                                                    --------


   Total common stocks (cost $96,210)                                 97,267


SHORT-TERM INVESTMENTS - 3.76%
   Schwab Value Advantage Money Fund                3,797              3,797
                                                                    --------

   Total short-term investments (cost $3,797)                          3,797
                                                                    --------

Total investment securities - 100.01% (cost $100,007)           $    101,064

Other assets less liabilities - (0.01)%                                   (8)
                                                                    --------

Net assets - 100.00%                                            $    101,056
                                                                ============




















See accompanying notes to these financial statements.






INDEX PLUS FUND, INC.

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM OCTOBER 3, 2002 (DATE OPERATIONS COMMENCED) THROUGH DECEMBER 31, 2002



INVESTMENT INCOME:
   Dividends                                              $          9
   Interest                                                        321
                                                          ------------
          Total investment income                                  330

EXPENSES -
   Advisory fees                                                    17
                                                          ------------

          Net investment income                                    313


UNREALIZED GAINS ON INVESTMENTS -
   Net change in unrealized appreciation of securities           1,056
                                                          ------------

   Net increase in net assets resulting from operations   $      1,369
                                                          ============












See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM OCTOBER 3, 2002 (DATE OPERATIONS COMMENCED) THROUGH DECEMBER 31, 2002


INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                        $        313
   Net change in unrealized appreciation of securities                 1,056
                                                                ------------
         Net increase in net assets resulting from operations          1,369

DISTRIBUTIONS TO SHAREHOLDER FROM -
   Net investment income                                                (313)

CAPITAL SHARE TRANSACTIONS                                           100,000
                                                                ------------

NET INCREASE IN NET ASSETS                                           101,056

NET ASSETS, beginning of period                                        -
                                                                ------------

NET ASSETS, end of period                                       $    101,056
                                                                ============













See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                       PERIOD ENDED
                                                       DECEMBER 31,
                                                          2002 (a)
                                                       ------------
PER SHARE DATA:
   Net asset value, beginning of period                $      20.06
                                                       ------------
   Income from investment operations:
     Net investment income                                     0.00 (b)
     Net unrealized gains on investments                       0.21
                                                       ------------
       Total resulting from investment operations              0.21
   Less distributions from net income                         (0.06)
                                                       ------------

   Net asset value, end of period                      $      20.21
                                                       ============

RATIOS/SUPPLEMENTAL DATA:
   Total Return                                               1.06%
                                                       ============

   Net assets, end of period                           $    101,056
                                                       ============

   Ratio of expenses to average net assets                    1.23% (c)

   Ratio of net investment income to average net assets       0.31% (c)

   Portfolio turnover                                            0%

(a) Represents the period from December 27, 2002 (date investment operations commenced) through December 31, 2002.
(b) Amount is less than $0.01.
(c) Data has been annualized.

See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Index Plus Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 19, 2002 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation by investing in securities representing large capitalization stocks. The Fund had no operations until October 3, 2002, when it sold 5,000 shares of its common stock to its original shareholder, Mrs. Laura
S. Adams.  Investment operations commenced on December 27, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in comformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates market value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.






INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS


3. CAPITAL SHARE TRANSACTIONS
As of December 31, 2002, total par value and paid-in capital totaled $100,000. Capital share transactions consisted of the sale of 5,000 shares of the Fund's $0.001 par value common stock to the Fund's sole shareholder on October 3, 2002.

4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $96,210 and $0, respectively, for the period ended December 31, 2002. The aggregate cost of investment securities for federal income tax purposes was $100,000 as of December 31, 2002.

5. DISTRIBUTION TO SHAREHOLDERS
On December 31, 2002 a distribution of $313 was paid to the shareholder of record on that date from net investment income.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and sole shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 1.25% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Advisor has agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses. The Advisor paid all start-up expenses of the Fund which included matters relating to its organization and the sale of its common stock.




*************************

























INDEPENDENT AUDITOR'S REPORT


To the Shareholder and Board of Directors
Index Plus Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Index Plus Fund, Inc., including the schedule of investments, as of December 31, 2002, and the related statement of operations, changes in net assets and financial highlights for the period from October 3, 2002 (date operations commenced) through December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by corresponding with the Fund's custodian and broker, and the application of alternative auditing procedures for unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index Plus Fund, Inc. as December 31, 2002 and the results of its operations, changes in its net assets and its financial highlights for the period from October 3, 2002 (date operations commenced) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


HEIN + ASSOCIATES LLP

Dallas, Texas
January 20, 2003